Condensed Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares
Accounts receivable, net of allowance (in Dollars and Yuan Renminbi) | ¥	¥ 33,995		¥ 22,281
Class A Ordinary Shares
Ordinary shares, shares authorized	20,000,000		20,000,000
Ordinary shares, issued	6,038,751		4,152,857
Ordinary shares, outstanding	6,038,751		4,152,857
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.002
Class B Ordinary Shares
Ordinary shares, shares authorized	5,000,000		5,000,000
Ordinary shares, issued	472,622		472,622
Ordinary shares, outstanding	472,622		472,622
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.002